As filed with the Securities and Exchange Commission on March 5, 2009

                                    Investment Company Act File Number 811-8054

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                              Delafield Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   December 31

Date of reporting period:  December 31, 2008

Item 1: Report to Stockholders
DELAFIELD
FUND
INCORPORATED
[GRAPHIC OMITTED]











                 Annual Report
                 [GRAPHIC OMITTED]
                          December 31,2008

DELAFIELD                                                      600 FIFTH AVENUE
FUND                                                          NEW YORK, NY 10020
INCORPORATED                                                        212.830.5220
[GRAPHIC OMITTED]                                                   800.221.3079
--------------------------------------------------------------------------------
Dear Fellow Shareholder:

For the year as a whole, the Fund's net asset value declined 37.62% versus decreases of 37.00% in the Standard & Poor's 500 and 33.79% in the Russell 2000, each on a total return basis.* At the beginning of the year our commitment to equities was roughly 81.2%, while at year-end it was relatively unchanged at 81.8% and our total net assets amounted to $404,859,901.

We began our January letter last year with a reference to A Tale of Two Cities. With apologies to Charles Dickens, 2008 was indeed the worst of times for the global financial system. In that letter we discussed many of the issues which concerned us about the economic and market outlook. We also questioned whether we were about to enter a recession, and worried about the increased volatility exhibited by the stock market. In retrospect we worried about many of the issues which were to plague us with increasing intensity as this past year drew to a close. However, we failed to anticipate the magnitude of deleveraging required and the dismal quality of financial instruments which had been sold to the sophisticated and unsophisticated alike. And, of course, we failed to understand the precarious position of the banking industry, nor the impact all of these factors would have on global stock and bond markets.

2008 was a terrible year. The Standard & Poor's 500 recorded its second worst year since the mid 1920s, only exceeded by the decline in 1931. While the decline in the Dow Jones Industrial Average was only substantially exceeded by the decline of 52.7% in 1931, and was only a hair less than the declines in 1930 and 1937.

Despite this year's decline, our Fund has shown compound growth of 7.88% over the past 10 years versus an increase of 1.70% for the Dow Jones Industrial Average, a decline of 1.38% for the Standard & Poor's 500 and an increase of 3.02% for the Russell 2000, all on a total return basis.

Ahead of us lies a difficult year. Economies around the world are declining, especially in the United States and Europe, while even growth in China will be substantially reduced.

In America, consumers will be pinched by credit card debt, automobile loans, home equity loans and mortgages despite the expected mortgage relief and stimulus packages which we expect to be enacted in early 2009. Consumer sentiment has plunged to very low levels. It seems likely that as unemployment increases in early 2009 and mutual fund and 401k statements are received showing substantial declines in value, most consumers will trade down and attempt to increase savings.

Reduced consumer demand has already led to a substantial reduction in commodity prices and to an effort by most businesses to reduce inventory levels. This inventory liquidation has been massive, with many companies throughout the world closing plants during the month of December and some announcing plans to keep plants closed well into January. These decisions are formulated by a desire to strengthen corporate balance sheets and in the belief that prices will continue to fall. Until price stability has been achieved, businesses will have little reason to replenish inventories, thus delaying any economic rebound.

Governments around the world will continue to try to pressure financial institutions to rework mortgages to affordable levels and employment programs will be enhanced. In the meantime, the system is slowly beginning to purge itself as has been seen in the states of California, Massachusetts, Arizona and Nevada, where year-over-year house sales increased significantly in the second half of the year (although this trend reversed in November). Likely these were low priced houses, nonetheless mortgages were available.

Massive government stimulation should help to reliquify the banks, ameliorate mortgage problems, increase public works and reduce unemployment, but this will take time to become evident and eventually will lead to inflation. But that will likely be a problem for another year.

On the positive side world economies are not irreparably shattered, and excesses will be purged. Population growth in China, India and Latin America will help to increase demand. Public corporation balance sheets are generally in good shape. The massive inventory correction we referred to earlier will eventually come to an end. Commodities should reach price stability and begin to recover. Although corporate earnings are likely to be substantially lower in 2009 than in 2008 and companies will be challenged by pension fund losses, good-will write-offs and restructuring charges, we believe markets have already anticipated these developments. The massive decline in the price of oil has been calculated at the equivalent of a $250 billion tax cut for consumers. Finally, we are seeing a broad based trend of insiders purchasing their company's shares. This is normally a sign that prices have reached a level from which there is little market risk.
--------------------------------------------------------------------------------
* The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The current performance may be lower or higher than performance data quoted.
     Please visit our website

     (www.delafieldfund.com) to obtain the most recent month-end performance data.

Our wish list for the new year includes a hope that all investors, including hedge funds, Warren Buffett and others, will have to live with the same degree of disclosure. We hope that adequate capital requirements for financial institutions will be enacted to prevent any person or institution from leveraging holdings to the extent that they can, once again, cause a massive economic meltdown. We hope that housing relief for consumers does not extend to builders, since what is needed is to consume the excess supply of houses which is depressing values. We further hope that no serious impediments are put in the way of free trade. Finally, we hope that volatility declines and that investors return to investing for the long term. To put volatility into some perspective, we recently received a research report which indicates that between 1950 and 2000 the market moved up or down more than 5% during one trading day in only 27 days. From 2000 to 2006 this occurred in only 7 days; between January 1st, 2008 to September 30th, 2008 this occurred in 20 days and from October 1st to December 3rd of last year, when we received the report, there had been an additional 22 days of such volatility. Clearly this is not in the long-term investors' interest.

For a broad based recovery of the market, liquidity needs must be met and this will take time. Institutions, even the Commonfund serving many institutions, have found their cash reserves insufficient. The downward pressure of the stock and bond markets has forced liquidation by hedge funds and endowments; and given the scope of Mr. Madoff's apparent massive fraud, additional liquidation has undoubtedly been required. Individuals must begin to feel comfortable before they begin to accelerate their spending. Corporations which are funded short term will need to extend the maturities of their borrowing; and banks will have to regain the ability to syndicate loans and to meet legitimate borrowing requests from qualified customers.

Accordingly we will all need patience, but we believe that, over time, the value of our investments will not only rebound to former levels, but increase and fulfill our expectations.

It seems worth reiterating the strategy which we employ that is designed to protect your capital and to enhance its growth. This approach has resulted in above average returns for many years. We believe it is logical and we will continue to seek to provide attractive returns in the years ahead.

1. We search for companies that we believe are selling at prices which seem modest in relationship to the company's intrinsic value.

2. We meet with management, visit plants, talk to their competitors, consider the makeup of the Board of Directors and make a judgment as to whether we wish to be in business with the management. In other words, we try to understand the business of the companies in which we invest and the individuals who direct the company's future.

3. We search for companies wherein something may change which will alter that company's future for the better. These can be simple matters ranging from a change in the management or management's attitude toward how they run the business, to a change in control, to a change in business opportunity, or to a change in the dynamics of a company's cash flow and its use.

4. If we perform our analysis correctly, the value added we bring to you is an earlier and better understanding of the companies in our portfolio than that of other investors. Then, if the companies begin to improve, their earnings should increase and they should be valued at a higher price earnings multiple.

5. We have never worried about the profits that we did not make. We worry much more about what we might lose. We believe that stock selection is much more relevant to successful investing than total commitment to equities. In the volatile markets which have developed over the last 15 to 20 years, we have come to believe that the long-term investors' best hedge against volatility is to have cash with which to invest in companies when prices seem unduly depressed.

We are aware that many shareholders have not been receiving our quarterly letters since they may not be distributed to those who are not direct shareholders of the Fund. Accordingly, anyone who wishes to be on our mailing list should either call Cleo Kotis or write to us and we will be happy to add you to the list. Cleo can be reached at 212.830.5452.

With very best wishes.

Sincerely,

       /s/J. Dennis Delafield                             /s/Vincent Sellecchia
          J. Dennis Delafield                                Vincent Sellecchia
          Chairman                                           President
          Tel.  212.830.5454                                 Tel.  212.830.5456

P.S. The net asset value per share of the Fund is  determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 P.M., Eastern
     Time) on each Fund Business Day (as fully described in the Fund prospectus). In addition to the Fund's published NASDAQ listing (symbol:
     DEFIX), you may check its net asset value by calling 800.221.3079 (or, 212.830.5220) to speak directly to a Fund representative during the normal business hours of 8:30 A.M. - 5:30 P.M., Eastern Time. During off business hours, you may use the same telephone numbers for a pre-recorded message. The 3-digit code number for the Delafield Fund is 819.

   Our Website address is: www.delafieldfund.com

TOTAL RETURN WITH INCOME* (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Indices
                                                                                                              -------
                                                                     Delafield                    S&P 500               Russell 2000
Cumulative                                                              Fund**                     Total+                   Total+
-----------                                                             ------                     ------                   ------
Quarter ended December 31, 2008                                         (29.37%)                    (21.94%)                (26.12%)
One year ended December 31, 2008                                        (37.62)                     (37.00)                 (33.79)
Inception, November 19, 1993 to December 31, 2008                       291.26                      158.57                  143.51

Annual Average
--------------
One year ended December 31, 2008                                        (37.62%)                    (37.00%)                (33.79%)
Three years ended December 31, 2008                                      (7.64)                      (8.36)                  (8.29)
Five years ended December 31, 2008                                        0.18                       (2.19)                  (0.93)
Ten years ended December 31, 2008                                         7.88                       (1.38)                   3.02
Inception, November 19, 1993 to December 31, 2008                         9.44                        6.49                    6.07

TEN LARGEST HOLDINGS++                                                FEES (a)
---------------------------------------------------------------       --------------------------------------------------------------
Company                                        % of Net Assets        Shareholder Fees
--------                                       ----------------       ----------------
                                                                     (fees paid directly from your investment)

Flextronics International Ltd.                       3.48%            Maximum Sales Charge Imposed on Purchases                None
Acuity Brands Inc.                                   3.32             Maximum Deferred Sales Charge                            None
Kennametal Inc.                                      2.77             Maximum Sales Charge Imposed on Reinvested Dividends     None
Honeywell International Inc.                         2.72             Redemption Fee for Shares held 90 days or less           2.00%
Barnes Group Inc.                                    2.51             (as a percent of amount redeemed)
(The) Stanley Works                                  2.32             Annual Fund Operating Expenses(b)
                                                                      ---------------------------------
Albany International Corp.                           2.16             (expenses that are deducted from Fund assets)
Rockwell Automation, Inc.                            2.11             Management Fee                                           0.75%
Brady Corporation                                    2.10             Distribution and Service (12 b-1) Fees                   0.25%
Eastman Chemical Company                             2.04             Other Expenses                                           0.33%
                                                                          Administrative Fees                        0.21%
TOTAL                                               25.53%            Total Annual Fund Operating Expenses                     1.33%

ASSET MIX
------------------------------------------------------------------------------------------------------------------------------------
                                                12/31/08           9/30/08            6/30/08             3/31/08           12/31/07
                                                --------           -------            -------             -------           --------
Equities                                          81.21%            81.79%             81.65%              88.02%            90.84%
Warrants                                           0.00              0.00               0.01                0.02              0.02
Cash Equivalents                                  18.79             18.21              18.34               11.96              9.14
TOTAL                                            100.00%           100.00%            100.00%             100.00%           100.00%

------------------------------------------------------------------------------------------------------------------------------------

* The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The current performance may be lower or higher than performance data quoted.

     Please visit our website (www.delafieldfund.com) to obtain the most recent month-end performance data.

     The Delafield Fund may invest in the stocks of smaller companies which carry special risks including, narrower markets, limited financial and management resources, less liquidity, and greater volatility than the stocks of larger companies. The Fund's investments, which are often value or special situations, are likely to not correlate with the overall market averages. Hence, there may be periods when the Fund's performance may lag these measures.

     Kindly consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Please contact us to obtain a prospectus, which should be read carefully before investing.

     Delafield Fund, Inc. is distributed by Natixis Distributors, L.P., 399 Boylston Street, Boston, MA 02116.

**   Delafield Fund, Inc. performance is stated after fees.

+    The S&P 500 Index is an  unmanaged  broad  market-weighted  average of U.S.
     blue-chip companies and the Russell 2000 Index is an unmanaged, market-weighted index, with dividends reinvested, of 2,000 small companies, formed by taking the largest 3,000 companies and eliminating the largest 1,000 of those companies. You may not invest directly in the S&P 500 Index or the Russell 2000 Index and, unlike the Fund, they do not incur fees and expenses.

++ Holdings are expressed as a percentage of total net assets and will vary over time. Because the Fund is actively managed there can be no assurances the Fund continues to invest in the securities referenced. Additionally, references to specific securities or industries should not be considered a recommendation for investors.

(a) Represents information from the most current prospectus, dated April 29, 2008.

(b) The Gross Expense Ratio of 1.33% does not reflect any potential reimbursement/waiver of expenses as stated in the most recent Fund prospectus. The Net Expense Ratio of 1.28% reflects the reimbursement/waiver of expenses, if any, as stated in the most recent Fund prospectus. Please Note: Fund Expenses and Expense Reductions are subject to change. Expense Reductions are voluntary and investors should consult the most recent Fund prospectus for more detailed information.

Delafield Fund, Inc.


Performance Comparison Chart
(Unaudited)
--------------------------------------------------------------------------------
                    Comparison of change in value of a $10,000 investment in the
                Delafield Fund from January 1, 1999 to December 31, 2008, to the
                         Russell 2000 Index and the Standard & Poor's 500 Index.

Date            Russell 2000            S&P 500         Delafield
01/01/99        10,000.00               10,000.00       10,000.00
06/30/99        10,928.00               11,238.00       11,585.00
12/31/99        12,125.71               12,104.45       10,838.93
06/30/00        12,494.33               12,053.61       10,685.01
12/31/00        11,759.66               11,002.54       12,355.08
06/31/01        12,565.20               10,265.37       15,280.76
12/31/01        12,051.28                9,694.61       16,332.08
06/30/02        11,484.87                8,418.80       16,995.16
12/31/02         9,582.98                7,551.66       15,115.50
06/30/03        11,296.42                8,439.74       17,503.75
12/31/03        14,111.48                9,717.52       21,183.03
06/30/04        15,065.42               10,051.80       23,057.73
12/31/04        16,697.00               10,774.52       25,598.69
06/30/05        16,488.29               10,687.25       25,242.87
12/31/05        17,457.80               11,303.90       27,133.56
06/30/06        18,891.09               11,610.24       29,072.61
12/31/06        20,663.07               13,089.39       32,661.30
06/30/07        21,995.84               14,000.41       36,789.69
12/31/07        20,339.55               13,808.60       34,247.52
06/30/08        18,433.74               12,164.00       32,261.16
12/31/08        13,467.69                8,699.69       21,363.34

                                             ------------------------------------------------------------
                                                             Average Annual Total Return
                                                               As of December 31, 2008
                                             ------------------------------------------------------------
                                                    One Year         Five Years           Ten Years
                                             ------------------------------------------------------------
                          Delafield Fund, Inc.    (37.62%)            0.18%               7.88%
                                             ------------------------------------------------------------
                          Russell 2000 Total      (33.79%)           (0.93%)              3.02%
                                             ------------------------------------------------------------
                          S&P 500 Total           (37.00%)           (2.19%)             (1.38%)
                        ---------------------------------------------------------------------------------

                       Past performance is not predictive of future performance.

Graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Delafield Fund, Inc.
Expense Chart
For the Six Months Ended December 31, 2008
(Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2008 through December 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                              Beginning Account    Ending Account Value  Expenses Paid During      Annualized Expense
                                Value 07/01/08          12/31/08             the Period*                Ratio*
                                --------------          --------             ----------                -------
  Actual                          $1,000.00               $662.20                $5.64                  1.35%


  Hypothetical (5% Return
  before expenses)                $1,000.00             $1,018.35                $6.85                  1.35%

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period (July 1, 2008 through December 31, 2008), multiplied by 184/366 (to reflect the six month period).

Delafield Fund, Inc.
Schedule of Investments
December 31, 2008
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (81.21%)                                                         Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense (5.31%)
Esterline Technologies Corporation*                                           120,000           $     4,546,800
Honeywell International Inc.                                                  335,000                10,998,050
Precision Castparts Corp.                                                     100,000                 5,948,000
                                                                                                ---------------
                                                                                                     21,492,850
                                                                                                ---------------
Building Products (2.31%)
Griffon Corporation*                                                          468,700                 4,372,971
NCI Building Systems, Inc. *                                                   70,000                 1,141,000
Quanex Building Products Corporation                                          410,000                 3,841,700
                                                                                                ---------------
                                                                                                      9,355,671
                                                                                                ---------------
Chemicals (9.84%)
Ashland Inc.                                                                  380,000                 3,993,800
Chemtura Corp.                                                              1,200,000                 1,680,000
Cytec Industries Inc.                                                         360,000                 7,639,200
Eastman Chemical Company                                                      260,000                 8,244,600
Ferro Corporation                                                             500,000                 3,525,000
OM Group, Inc. *                                                              310,000                 6,544,100
PolyOne Corporation*                                                          575,000                 1,811,250
Solutia Inc.*                                                                 825,000                 3,712,500
Spartech Corporation                                                          430,000                 2,691,800
                                                                                                ---------------
                                                                                                     39,842,250
                                                                                                ---------------
Commercial Services & Supplies (2.12%)
Deluxe Corporation                                                            275,000                 4,114,000
R.R. Donnelley & Sons Company                                                 330,000                 4,481,400
                                                                                                ---------------
                                                                                                      8,595,400
                                                                                                ---------------
Computers & Peripherals (1.31%)
Intermec Inc.*                                                                400,000                 5,312,000
                                                                                                ---------------
Containers & Packaging (0.67%)
Owen-Illinois, Inc.*                                                          100,000                 2,733,000
                                                                                                ---------------
Diversified Consumer Services (1.14%)
Brink's Home Security Holdings, Inc.*                                         210,000                 4,603,200
                                                                                                ---------------
Electrical Equipment (9.97%)
Acuity Brands Inc.                                                            385,000                13,440,350
Belden Inc.                                                                   175,000                 3,654,000
Brady Corporation                                                             355,000                 8,502,250
Hubbell Incorporated                                                          190,000                 6,209,200
Rockwell Automation, Inc.                                                     265,000                 8,543,600
                                                                                                ---------------
                                                                                                     40,349,400
                                                                                                ---------------
Electronic Equipment & Instruments (8.19%)
Checkpoint Systems, Inc. *                                                    810,000                 7,970,400
Flextronics International Ltd.*                                             5,500,000                14,080,000
Gerber Scientific, Inc.*                                                      700,000                 3,577,000
LeCroy Corporation*                                                           450,000                 1,372,500
Vishay Intertechnology Inc.*                                                1,800,000                 6,156,000
                                                                                                ---------------
                                                                                                     33,155,900
                                                                                                ---------------
Energy Equipment & Services (1.21%)
Key Energy Services, Inc.*                                                    500,000                 2,205,000
Weatherford International Ltd.*                                               250,000                 2,705,000
                                                                                                ---------------
                                                                                                      4,910,000
                                                                                                ---------------

      The accompanying notes are an integral part of these financial statements. Delafield Fund, Inc.
Schedule of Investments (Continued)
December 31, 2008
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies (0.83%)
Kinetic Concepts, Inc.*                                                       175,000           $     3,356,500
                                                                                                ---------------
Household Durables (2.77%)
Lifetime Brands, Inc.                                                         525,000                 1,858,500
(The) Stanley Works                                                           275,000                 9,377,500
                                                                                                ---------------
                                                                                                     11,236,000
                                                                                                ---------------
Industrial Conglomerates (3.34%)
Carlisle Companies Incorporated                                               340,000                 7,038,000
Tyco International Ltd.                                                       300,000                 6,480,000
                                                                                                ---------------
                                                                                                     13,518,000
                                                                                                ---------------
Life Science Tools & Services (1.18%)
Thermo Fisher Scientific Inc.*                                                140,000                 4,769,800
                                                                                                ---------------
Machinery (10.28%)
Albany International Corp.                                                    680,000                 8,731,200
Barnes Group Inc.                                                             700,000                10,150,000
Crane Co.                                                                     360,000                 6,206,400
Harsco Corporation                                                            140,000                 3,875,200
Kennametal Inc.                                                               505,000                11,205,950
Lydall, Inc.*                                                                 250,000                 1,437,500
                                                                                                ---------------
                                                                                                     41,606,250
                                                                                                ---------------
Metals & Mining (3.00%)
Commercial Metals Company                                                     510,000                 6,053,700
Kaiser Aluminum Corporation                                                   270,000                 6,080,400
                                                                                                ---------------
                                                                                                     12,134,100
                                                                                                ---------------
Office Electronics (0.65%)
Zebra Technologies Corporation*                                               130,000                 2,633,800
                                                                                                ---------------
Oil, Gas & Consumable Fuels (1.84%)
Southern Union Company                                                        570,000                 7,432,800
                                                                                                ---------------
Paper & Forest Products (1.06%)
Schweitzer-Mauduit International, Inc.                                        215,000                 4,304,300
                                                                                                ---------------
Professional Services (2.18%)
MPS Group, Inc.*                                                              950,000                 7,153,500
Trueblue, Inc.*                                                               175,000                 1,674,750
                                                                                                ---------------
                                                                                                      8,828,250
                                                                                                ---------------
Real Estate Investment Trust (0.70%)
Kimco Realty Corporation                                                      154,750                 2,828,830
                                                                                                ---------------
Semiconductors & Semiconductor Equipment (3.52%)
Fairchild Semiconductor International, Inc.*                                1,075,000                 5,256,750
International Rectifier Corp.*                                                245,000                 3,307,500
Teradyne, Inc.*                                                             1,351,000                 5,701,220
                                                                                                ---------------
                                                                                                     14,265,470
                                                                                                ---------------
Specialty Retail (2.65%)
Collective Brands, Inc.*                                                      525,000                 6,153,000
Foot Locker, Inc.                                                             625,000                 4,587,500
                                                                                                ---------------
                                                                                                     10,740,500
                                                                                                ---------------

      The accompanying notes are an integral part of these financial statements. Delafield Fund, Inc.
Schedule of Investments (Continued)
December 31, 2008
--------------------------------------------------------------------------------

                                                                                                       Value
Common Stocks (continued)                                                      Shares                (Note 1)
------------------------------------------------------------------------------------------------------------------------------------
Textile, Apparel & Luxury Goods (1.02%)
Maidenform Brands, Inc.*                                                      405,000           $     4,110,750
                                                                                                ---------------
Trading Companies & Distributors (4.12%)
RSC Holdings Inc.*                                                            515,000                 4,387,800
Rush Enterprises, Inc. Class A*                                               650,000                 5,570,500
WESCO International, Inc.*                                                    350,000                 6,730,500
                                                                                                ---------------
                                                                                                     16,688,800
                                                                                                ---------------
Total Common Stocks (Cost $532,924,521)                                                         $   328,803,821
                                                                                                ---------------
Warrants (0.00%)
Clark Holdings Inc.*                                                          410,000                     4,100
                                                                                                ---------------
Total Warrants (Cost $465,970)                                                                  $         4,100
                                                                                                ---------------
                                                                             Face
  Short-Term Investments (18.32%)                                           Amount
                                                                            -------
Investment Company (18.32%)
Daily Income Fund - Money Market Portfolio - Institutional Shares (a)     $74,154,000                74,154,000
                                                                                                ---------------
Total Short-Term Investments (Cost $74,154,000)                                                 $    74,154,000
                                                                                                ---------------
Total Investments (99.53%) (Cost $607,544,491+)                                                     402,961,921
Cash and other assets net of liabilities (0.47%)                                                      1,897,980
                                                                                                ---------------
Net Assets (100.00%), 26,812,483 shares outstanding                                             $   404,859,901
                                                                                                ===============
Net asset value, offering and redemption price per share:**                                     $         15.10
                                                                                                ===============

(a) Investment in affiliate - security is managed by Reich & Tang Asset Management, LLC, the Fund's Manager.

*   Non-income producing.

**  Redemption price may be reduced by a redemption fee (See Note 5).

+ Aggregate cost for federal income tax purposes is $607,690,853. Aggregate gross unrealized appreciation and depreciation are, based on cost for federal income tax purposes, $9,776,993 and $214,505,925, respectively, resulting in net depreciation of $204,728,932.

     The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Breakdown of Portfolio Holdings
December 31, 2008
--------------------------------------------------------------------------------

                  Industry                                     Value                            % of Portfolio
                  --------                                     ------                           --------------
Aerospace & Defense                                           $21,492,850                             5.33%

Building Products                                               9,355,671                             2.32

Chemicals                                                      39,842,250                             9.89

Commercial Services & Supplies                                  8,595,400                             2.13

Computers & Peripherals                                         5,312,000                             1.32

Containers & Packaging                                          2,733,000                             0.68

Diversified Consumer Services                                   4,603,200                             1.14

Electrical Equipment                                           40,349,400                            10.01

Electronic Equipment & Instruments                             33,155,900                             8.23

Energy Equipment & Services                                     4,910,000                             1.22

Health Care Equipment & Supplies                                3,356,500                             0.83

Household Durables                                             11,236,000                             2.79

Industrial Conglomerates                                       13,518,000                             3.36

Life Science Tools & Services                                   4,769,800                             1.18

Machinery                                                      41,606,250                            10.33

Metals & Mining                                                12,134,100                             3.01

Office Electronics                                              2,633,800                             0.65

Oil, Gas & Consumable Fuels                                     7,432,800                             1.85

Paper & Forest Products                                         4,304,300                             1.07

Professional Services                                           8,828,250                             2.19

Real Estate Investment Trust                                    2,828,830                             0.70

Semiconductors & Semiconductor Equipment                       14,265,470                             3.54

Specialty Retail                                               10,740,500                             2.67

Textile, Apparel & Luxury Goods                                 4,110,750                             1.02

Trading Companies & Distributors                               16,688,800                             4.14

Warrants                                                            4,100                             0.00

Short Term Investments                                         74,154,000                            18.40

Total Investments                                            $402,961,921                           100.00%

     The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement of Assets and Liabilities
Year Ended December 31, 2008
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (Note 1) (Cost - $533,390,491).................................      $   328,807,921
   Daily Income Fund - Money Market Portfolio (Note 3) (Cost - $74,154,000).............           74,154,000
   Cash.................................................................................                5,990
   Receivable for securities sold.......................................................              476,888
   Receivable for fund shares sold......................................................            2,615,648
   Accrued dividends receivable.........................................................              474,762
   Interest receivable from affiliate...................................................                4,024
   Prepaid expenses.....................................................................               15,899
                                                                                              ---------------
         Total assets...................................................................          406,555,132
                                                                                              ===============
LIABILITIES

   Payable to affiliates (Note 2) ......................................................      $       331,051
   Payable for fund shares redeemed.....................................................            1,173,170
   Accrued expenses.....................................................................              191,010
                                                                                              ---------------
         Total liabilities..............................................................            1,695,231
                                                                                              ---------------
   Net assets...........................................................................      $   404,859,901
                                                                                              ===============
SOURCE OF NET ASSETS

   Net capital paid in on shares of capital stock (Note 5)..............................      $   611,654,582
   Net unrealized appreciation (depreciation)...........................................         (204,582,570)
   Accumulated net realized losses......................................................           (2,212,111)
                                                                                              ---------------
   Net assets...........................................................................      $   404,859,901
                                                                                              ===============
   Net asset value, per share (Note 5):.................................................      $         15.10
                                                                                              ===============
   ($404,859,901 applicable to 26,812,483 shares outstanding)

     The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Statement Of Operations
Year Ended December 31, 2008
--------------------------------------------------------------------------------

INVESTMENT INCOME

Income:
    Dividends......................................................................       $      6,602,617


    Interest from affiliate .......................................................              2,727,280
                                                                                           ---------------
       Total income................................................................              9,329,897
                                                                                           ---------------
Expenses: (Note 2)
    Investment management fee......................................................              4,244,267
    Administration fee.............................................................              1,160,780
    Distribution and service fee...................................................              1,381,881
    Custodian expenses.............................................................                 36,798
    Shareholder servicing and related shareholder expenses.........................                438,189
    Legal, compliance and filing fees..............................................                221,209
    Audit and accounting...........................................................                132,657
    Directors' fees and expenses...................................................                 68,665
    Other..........................................................................                 21,807
                                                                                           ---------------
       Total expenses..............................................................              7,706,253
       Less: Expenses paid indirectly (Note 4).....................................                   (840)
              Fees waived (Note 2).................................................               (303,432)
                                                                                           ---------------
       Net expenses................................................................              7,401,981
                                                                                           ---------------
Net investment income (loss).......................................................              1,927,916
                                                                                           ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments............................................             (2,078,830)
Net change in unrealized appreciation (depreciation) of investments................           (246,145,771)
                                                                                           ---------------
         Net gain (loss) on investments............................................           (248,224,601)
                                                                                           ---------------
Increase (decrease) in net assets from operations..................................        $  (246,296,685)
                                                                                           ===============

    The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.

Statements Of Changes In Net Assets
Year ended December 31, 2008 and 2007

--------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                        December 31, 2008        December 31, 2007

Operations:

    Net investment income (loss).......................................  $    1,927,916           $    3,744,608

    Net realized gain (loss) on investments............................      (2,078,830)              59,939,189

    Net change in unrealized appreciation (depreciation)...............    (246,145,771)             (40,031,878)
                                                                         --------------           --------------
      Increase (decrease) in net assets from operations................    (246,296,685)              23,651,919

Dividends and distributions to shareholders:

    Net investment income..............................................      (1,919,731)              (3,810,833)

    Net realized gain on investments...................................         (21,924)             (59,917,349)
                                                                         --------------           --------------
Total dividends and distribution to shareholders.......................      (1,941,655)             (63,728,182)
                                                                         --------------           --------------
Net increase (decrease) from:

    Capital share transactions (Note 5)................................      (3,901,128)             164,967,730
                                                                         --------------           --------------
       Total increase (decrease).......................................    (252,139,468)             124,891,467

Net Assets:

    Beginning of year..................................................     656,999,369              532,107,902
                                                                         --------------           --------------
    End of year........................................................  $  404,859,901           $  656,999,369
                                                                         ==============           ==============
    Undistributed net investment income................................  $          -0-           $          -0-
                                                                         ==============           ==============

    The accompanying notes are an integral part of these financial statements.

Delafield Fund, Inc.
Notes To Financial Statements
--------------------------------------------------------------------------------
1. Summary of Accounting Policies

Delafield Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The investment objectives of the Fund are to seek long-term preservation of capital and growth of capital by investing primarily in equity securities of domestic companies. Its financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of  Securities -
     Securities traded on a national securities exchange or admitted to trading on the National Association of Securities Dealers Inc. Automated Quotations National List are valued at the last official close price on the last business day of the fiscal period. Securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices. Investments in open-end registered investment companies that do trade on an exchange are valued at the end of day net asset value per share. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days are valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

     b) Securities  Transactions and Investment Income -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

     c) Distributions to Shareholders -
     Distributions from income, if any, are paid semi-annually and net realized capital gain, if any, are paid annually. Dividends and capital gain distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

     d) Federal Income Taxes -
     The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income tax is recorded in the financial statements. Distributions of net investment income and short-term capital gain are taxable to shareholders as ordinary income.

     Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to the liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

     e) Accounting Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)

--------------------------------------------------------------------------------
1. Summary of Accounting Policies, (continued)

     f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at an annual rate of 0.80% on the first $250 million of net assets of the Fund; 0.75% on the next $250 million of net assets of the Fund; 0.70% on the next $500 million of net assets of the Fund; and 0.65% on all net assets of the Fund over $1 billion.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan under Securities Exchange Commission Rule 12b-1, the Fund and Natixis Distributors, L.P. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement. For its services under the Distribution Agreement, the Distributor receives from the Fund a fee equal to 0.25% per annum of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plan.

As of December 31, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                      Affiliate                                           Amount
     --------                      ---------                                          --------
Management fee                     Manager                                            $256,608
Administration fee                 Manager                                              35,333
Distribution and service fee       Distributor                                          23,309
Transfer agency fees               Reich & Tang Services, Inc. (the "TA")               15,801
                                                                                      --------
                                   Total                                              $331,051
                                                                                      ========

For the year ended December 31, 2008, the following fees were voluntarily waived by the Distributor:

Administration fees.................................   $ 97,473
Distribution and service fees.......................    205,959
                                                       --------
        Total fees waived............................  $303,432
                                                       ========

The Manager and Distributor have no right to recoup prior waivers.

Included in the Statement of Operations under the caption "Transfer agent and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between the TA and the Fund. The TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Fund. For the year ended December 31, 2008 these fees amounted to:

                                                               Amount              %
                                                              --------            -----
Transfer Agency Fees                                          $276,506            0.05%
                                                              ========            =====

Directors of the Fund not affiliated with the Manager receive from the Fund an annual retainer of $10,000 and a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting. In addition, the Audit Committee chairman receives an additional annual fee of $1,000 and the Lead Independent Director receives an additional annual fee of $2,000, both fees paid quarterly. Directors who are affiliated with the Manager do not receive compensation from the Fund.

At  December  31,  2008,   certain   Directors  and  Officers  had   investments
representing less than 6% of the Fund.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)

--------------------------------------------------------------------------------
3. Investment in Affiliates

The Fund is permitted, pursuant to procedures approved by the Board of Directors, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund described below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions and earnings from investments in affiliated money market funds for the year ended December 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/loss and no changes in unrealized appreciation/depreciation.

Fund:  Daily Income Fund - Money Market Portfolio - Institutional Class Shares:

    Value                 Purchases             Proceeds               Value             Interest
12/31/2007                 at Cost              on Sales            12/31/2008            Income
----------                --------              --------            ----------            ------
$63,078,000           $22,976,024,000       $22,967,675,280        $74,154,000         $2,727,280

4. Expenses Paid Indirectly by the Fund

The Fund is permitted to temporarily overdraft or leave balances in the account with the Bank of New York Mellon (the "Bank"). The Bank or the Fund will be compensated by accumulating the daily overdraft charges and/or earnings credit throughout the month, respectively.

The earnings credit will be used to offset the Fund's safekeeping fees which are included as part of the custodian expenses.

For the year ended December 31, 2008, the expense offsets by the Fund were as follows:

Custodian expenses                                            $     840
                                                              =========

5. Capital Stock

At December 31, 2008, 20,000,000,000 shares of $.001 par value stock were authorized.

Effective May 1, 2002, the Fund began assessing a 2.0% fee on the redemption of shares held 90 days or less to help offset transaction costs. The amount of capital stock redeemed in the table below is net of redemption fees paid to the Fund. For the years ended December 31, 2008 and 2007, redemption fees totaled $222,377 and $208,044, respectively.

Transactions in capital stock were as follows:

                                                        Year Ended                          Year Ended
                                                    December 31, 2008                    December 31, 2007
                                                ----------------------------        -----------------------------
                                                  Shares          Amount               Shares           Amount
                                                ----------   ---------------        ------------  ---------------
Sold......................................       9,089,307   $  181,638,881          10,421,364   $  285,459,879
Issued on reinvestment of dividends.......         128,804        1,862,515           2,451,921       59,924,886
Redeemed..................................      (9,414,020)    (187,402,524)         (6,616,580)    (180,417,035)
                                                ----------   ---------------        ------------  ---------------
Net increase (decrease)...................        (195,909)  $   (3,901,128)          6,256,705   $  164,967,730
                                                ==========   ===============        ============  ===============

6. Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the year ended December 31, 2008 was $379,246,495 and $399,099,304, respectively.

7. Tax Information

The tax character of distributions paid during the years ended December 31, 2008 and 2007 was as follows:

                                                      2008                 2007
                                                 --------------        -------------
Ordinary Income...........................       $    1,927,916        $   9,145,180
Long-term capital gain....................                  -0-           54,583,002
Return of Capital.........................               13,739                  -0-
                                                 --------------        -------------
                                                 $    1,941,655        $  63,728,182
                                                 ==============        =============

Delafield Fund, Inc.
Notes To Financial Statements (Continued)

--------------------------------------------------------------------------------
7. Tax Information (continued)

As of and during the year ended December 31, 2008, the Fund did not have a liability for any unrecognized tax benefits and did not incur any interest or penalties. Each of the tax years in the four-year period ended December 31, 2008 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including but not limited to, an ongoing analysis of tax laws, regulations and interpretations thereof.

8. Tax Components of Net Assets

As of December 31, 2008, the components of net assets on a tax basis were as follows:

   Capital stock.............................................................................     $     611,654,582
   Net unrealized depreciation - investments.................................................          (204,728,932)
   Capital loss carry forward................................................................            (2,065,749)
                                                                                                  -----------------
   Net assets................................................................................     $     404,859,901
                                                                                                  =================

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's net unrealized depreciation difference is attributable primarily to losses on wash sales.

At December 31, 2008, the Fund had capital losses available for Federal income tax purposes that can be applied against future gains, if any. The capital loss carry forwards were as follows:

                               Remaining Capital Loss                  Expiration of
                                   Carry forward                       Carry forward
                                   -------------                       -------------
                                    $2,065,749                              2016

9. Fair Valuation Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's Investments as of December 31, 2008:

Valuation Inputs                                                          Investment in Securities
----------------                                                          ------------------------
Level 1 - Quoted Prices                                                      $    328,807,921
Level 2 - Other Significant Observable Inputs                                      74,154,000
Level 3 - Significant Unobservable Inputs                                                 -0-
                                                                             ----------------
Total                                                                        $    402,961,921
                                                                             ================

For the year ended December 31, 2008, there were no Level 3 investments.

Delafield Fund, Inc.
Notes To Financial Statements (Continued)

--------------------------------------------------------------------------------
10. Financial Highlights

                                                                     Years Ended
                                                                     December 31,
                                             -------------------------------------------------------------
                                               2008         2007         2006         2005         2004
                                             --------     --------     --------     --------     --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year......     $ 24.33      $ 25.64      $ 23.63      $ 25.21      $ 23.17
                                             --------     --------     --------     --------     --------
Income from investment operations:
   Net investment income (loss).........        0.07         0.16         0.19         0.03        (0.02)
Net realized and unrealized
   gains (losses) on investments........       (9.23)        1.10         4.64         1.49         4.84
                                             --------     --------     --------     --------     --------
Total from investment operations........       (9.16)        1.26         4.83         1.52         4.82
                                             --------     --------     --------     --------     --------
Redemption fees received................        0.00(a)      0.01         0.00(a)      0.00(a)      0.00(a)
                                             --------     --------     --------     --------     --------
Less distributions:
   Dividends from net investment income.       (0.07)       (0.16)       (0.19)       (0.03)         --
   Distributions from net realized gains
       on investments...................       (0.00)(a)    (2.42)       (2.63)       (3.07)       (2.78)
                                             --------     --------     --------     --------     --------
Total distributions.....................       (0.07)       (2.58)       (2.82)       (3.10)       (2.78)
                                             --------     --------     --------     --------     --------
Net asset value, end of year............     $ 15.10      $ 24.33      $ 25.64      $ 23.63      $ 25.21
                                             ========     ========     ========     ========     ========
Total Return............................      (37.62%)       4.90%       20.38%        6.00%       20.85%
Ratios/Supplemental Data
Net assets, end of year (000's).........     $404,860     $656,999     $532,108     $372,467    $ 344,605
Ratios to average net assets:
   Expenses, net of fees waived (b).....        1.34%        1.28%        1.32%        1.33%        1.32%
   Net investment income (loss).........        0.35%        0.57%        0.82%        0.11%       (0.10%)
   Administration fees waived...........        0.02%         --           --           --           --
   Distribution and service fees waived.        0.04%        0.05%        0.08%        0.11%        0.14%
   Expenses paid indirectly.............        0.00%(c)     0.00%(c)     0.00%(c)     0.00%(c)      --
   Portfolio turnover rate..............          81%          61%          72%          71%          55%

(a)      Represents less than $0.01.
(b)      Includes expenses paid indirectly, if applicable.
(c)      Represents less than 0.01%.

Delafield Fund, Inc.
Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------




To the Board of Directors and Shareholders of Delafield Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delafield Fund, Inc. (the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the transfer agent, custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
New York, New York
February 24, 2009

Delafield Fund, Inc.
Additional Information
(Unaudited)
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at
800.221.3079. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at
800.732.0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

The Board of Directors has delegated responsibility to vote proxies to the Manager, subject to the Board's oversight. A description of the proxy voting policies and procedures is available without charge, upon request, by calling
800.221.3079 and on the Commission's website at http://www.sec.gov.

QUALIFIED DIVIDEND INCOME

For the fiscal years ended December 31, 2008 and 2007, 100% and 53%, respectively, of the ordinary income distribution was qualified dividend income.

CORPORATE QUALIFYING DIVIDENDS FOR DRD

For the fiscal years ended December 31, 2008 and 2007, 100% and 52%, respectively, of the ordinary income distribution qualifies for the dividends received deduction available to corporations.

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                         December 31, 2008(1)

-------------------------------------------------------------------------------------------------------------------------
                         Position(s)      Term of         Principal Occupation(s)           Number of           Other
  Name, Address(2),       Held with      Office and             During Past               Portfolios in     Directorships
       and Age               Fund        Length of                5 Years                     Fund             held by
                                       Time Served(3)                                   Complex Overseen      Director
                                                                                           by Director

-------------------------------------------------------------------------------------------------------------------------
Disinterested Directors
-------------------------------------------------------------------------------------------------------------------------
Edward A. Kuczmarski,      Director     Since 2006    Certified Public Accountant and    Director/Trustee  Trustee of
Age 59                                                Partner of Hays & Company LLP      of ten Portfolios the Empire
                                                      since 1980.                                          Builder Tax
                                                                                                           Free Bond
                                                                                                           Fund and
                                                                                                           Director of
                                                                                                           ISI Funds
-------------------------------------------------------------------------------------------------------------------------
Dr. W. Giles Mellon,       Director     Since 1993    Professor Emeritus of Business    Director/Trustee       None
Age 77                                                Administration in the Graduate    of nine
                                                      School of Management, Rutgers     portfolios
                                                      University with which he has
                                                      been associated since 1966.
-------------------------------------------------------------------------------------------------------------------------
Robert Straniere, Esq.,    Director     Since 1993    Owner, Straniere Law Firm since   Director/Trustee   Director of
Age 67                                                1980, NYS Assemblyman from 1981   of nine            Sparx Japan
                                                      to 2004. Partner,                 portfolios         Funds
                                                      Hantor-Davidoff law firm since
                                                      May, 2006.  Partner, Gotham
                                                      Global Group since June 2005.
                                                      President, NYC Hot Dog Co.,
                                                      since November, 2005.  Was
                                                      counsel at Fisher & Fisher from
                                                      1995 to 2006.
-------------------------------------------------------------------------------------------------------------------------
Dr. Yung Wong,             Director     Since 1993    Managing Director of Abacus       Director/Trustee   Director of
Age 70                                                Associates, an investment firm,   of nine            KOAH, Inc.,
                                                      since 1996.                       portfolios         Director of
                                                                                                           the Senior
                                                                                                           Network and
                                                                                                           Director of
                                                                                                           Terion, Inc.
-------------------------------------------------------------------------------------------------------------------------

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                         December 31, 2008(1)

-------------------------------------------------------------------------------------------------------------------------
                        Position(s)      Term of          Principal Occupation(s)           Number of           Other
  Name, Address(2),      Held with     Office and               During Past               Portfolios in     Directorships
       and Age              Fund        Length of                 5 Years                  Fund Complex        held by
                                     Time Served(3)                                        Overseen by        Director
                                                                                             Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
J. Dennis Delafield,   Chairman       Since 1993    Managing Director of Reich & Tang          One             None
Age 72                 and                          Asset Management, LLC (RTAM, LLC)
                       Director(4)                  since 1993.  Mr. Delafield is the
                                                    Chief Executive Officer and is
                                                    also a Portfolio Manager/Analyst
                                                    for the Delafield division of the
                                                    RTAM, LLC and associated with
                                                    RTAM, LLC in an investment
                                                    advisory capacity since December
                                                    1991.
-------------------------------------------------------------------------------------------------------------------------
Mia Bottarini,         Vice           Since 2008    Vice President of RTAM, LLC  Ms.           N/A              N/A
Age 42                 President                    Bottarini is also Vice President
                       and                          and Assistant Treasurer of seven
                       Assistant                    other funds in the Reich & Tang
                       Treasurer                    Fund Complex.  Ms. Bottarini has
                                                    been associated with RTAM LLC and
                                                    its predecessors since June 1984.
-------------------------------------------------------------------------------------------------------------------------
Christopher Brancazio, Chief          Since 2007    Senior Vice President, Chief               N/A              N/A
Age 43                 Compliance                   Compliance Officer and AML Officer
                       Officer and                  of RTAM, LLC since September 2007.
                       AML Officer                  Mr. Brancazio is also Chief
                                                    Compliance Officer of seven other
                                                    funds in the Reich & Tang Fund
                                                    Complex.  From February 2007 to
                                                    August 2007, Mr. Brancazio was a
                                                    Compliance Officer at Bank of New
                                                    York Asset Management.  From March
                                                    2002 to February 2007 Mr.
                                                    Brancazio served as Vice
                                                    President, Chief Compliance
                                                    Officer, and AML Officer of
                                                    Trainer Wortham & Co. Inc., and
                                                    the Trainer Wortham Mutual Funds.
                                                    Mr. Brancazio also serves as
                                                    Senior Vice President, Chief
                                                    Compliance Officer and AML Officer
                                                    of Reich & Tang Services, Inc. and
                                                    Reich & Tang Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                         December 31, 2008(1)

-------------------------------------------------------------------------------------------------------------------------
  Name, Address(2),      Position(s)      Term of          Principal Occupation(s)           Number of          Other
       and Age            Held with      Office and              During Past               Portfolios in    Directorships
                             Fund        Length of                 5 Years                 Fund Complex        held by
                                       Time Served(3)                                       Overseen by       Director
                                                                                             Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
Richard De Sanctis,    Vice President   Since 2005   Chief Financial Officer and                N/A             N/A
Age 52                                               Executive Vice President of RTAM
                                                     LLC.  Associated with RTAM, LLC
                       Treasurer and    1992-2004    since 1990.  Mr. De Sanctis is
                       Assistant                     Vice President of seven other
                       Secretary                     funds in the Reich & Tang Fund
                                                     Complex, and serves as Executive
                                                     Vice President and Chief Financial
                                                     Officer of Reich & Tang Services,
                                                     Inc. and Reich & Tang
                                                     Distributors, Inc.  Prior to
                                                     December 2004, Mr. De Sanctis was
                                                     Treasurer and Assistant Secretary
                                                     of eleven funds in the Reich &
                                                     Tang Fund Complex and Vice
                                                     President, Treasurer and Assistant
                                                     Secretary of Cortland Trust, Inc.
-------------------------------------------------------------------------------------------------------------------------
 Chris Gill,           Vice President   Since 2008   Senior Vice President of RTAM,             N/A             N/A
 Age 44                                              LLC.  Mr. Gill has been associated
                                                     with RTAM LLC and its predecessors
                                                     since February 1994. Mr. Gill is
                                                     also Vice President of seven other
                                                     funds in the Reich & Tang
                                                     Complex.  Mr. Gill is also a
                                                     Senior Vice President and Director
                                                     of Reich & Tang Services, Inc.
-------------------------------------------------------------------------------------------------------------------------
 Joseph Jerkovich,     Treasurer and    Since 2008   Senior Vice President and Chief            N/A             N/A
 Age 40                Assistant                     Financial Officer of RTAM, LLC and
                       Secretary                     of Reich & Tang Services, Inc.
                                                     Associated with RTAM, LLC since
                                                     September 2004.  Mr. Jerkovich is
                                                     Treasurer and Assistant Secretary
                                                     of seven other funds in the Reich &
                       Vice President    2007-2008   Tang Fund Complex.  From 2007 to
                                                     2008 Mr. Jerkovich was Vice
                                                     President of eight Funds in the
                                                     Reich & Tang Fund Complex.  Mr.
                                                     Jerkovich was Vice President and
                                                     Chief Investment Officer at
                                                     Winklevoss Consulting from May 2002
                                                     to June 2004.  Mr. Jerkovich is
                                                     also Senior Vice President and
                                                     Controller of Reich & Tang
                                                     Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                         December 31, 2008(1)

-------------------------------------------------------------------------------------------------------------------------
                          Position(s)     Term of         Principal Occupation(s)           Number of           Other
   Name, Address(2),       Held with    Office and              During Past               Portfolios in     Directorships
        and Age              Fund        Length of                5 Years                  Fund Complex        held by
                                      Time Served(3)                                       Overseen by        Director
                                                                                             Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
 Cleo Kotis,             Chief         Since 2005    Vice President of RTAM, LLC.  Ms.         N/A              N/A
 Age 33                  Operations                  Kotis is also Chief Operations
                         Officer                     Officer and Vice President of the
                                                     Delafield division of RTAM.  Ms.
                         Vice                        Kotis has been associated with
                         President     Since 2001    Delafield and RTAM, LLC since
                                                     December 1993.
-------------------------------------------------------------------------------------------------------------------------
Michael P. Lydon,        Principal     Since 2007    Executive Vice President of RTAM,         N/A              N/A
Age 45                   Executive                   LLC and President and Chief
                         Officer                     Executive Officer of the Mutual
                                                     Funds division of RTAM, LLC.
                                                     Associated with RTAM, LLC since
                         Vice           2005-2007    January 2005.  Mr. Lydon was Vice
                         President                   President at Automatic Data
                                                     Processing from July 2000 to
                                                     December 2004.  Mr. Lydon is
                                                     President and Director/Trustee of
                                                     five funds in the Reich & Tang
                                                     Fund Complex, President of New
                                                     York Daily Tax Free Income Fund,
                                                     Inc., and President and Chief
                                                     Executive Officer of Tax Exempt
                                                     Proceeds Fund, Inc.  Mr. Lydon
                                                     also serves as President, Chief
                                                     Executive Officer and Director for
                                                     Reich & Tang Services, Inc., and
                                                     Executive Vice President, Chief
                                                     Operations Office and Director of
                                                     Reich & Tang Distributors, Inc.
                                                     Prior to 2007, Mr. Lydon was Vice
                                                     President of the Fund and eleven
                                                     other Funds in the Reich & Tang
                                                     Fund Complex.
-------------------------------------------------------------------------------------------------------------------------
Christine Manna,         Secretary     Since 2007    Vice President and Secretary of           N/A              N/A
Age 38                                               RTAM, LLC. Ms. Manna is also
                                                     Secretary of seven other funds in
                                                     the Reich & Tang Complex. Ms.
                                                     Manna has been associated with
                                                     RTAM, LLC and its predecessors
                                                     since June 1995. Ms. Manna is
                                                     also a Vice President and
                                                     Assistant Secretary of Reich &
                                                     Tang Services, Inc. and Reich &
                                                     Tang Distributors, Inc.
-------------------------------------------------------------------------------------------------------------------------

Delafield Fund, Inc.
Additional Information (Continued)
(Unaudited)
--------------------------------------------------------------------------------

                                                  Directors and Officers Information
                                                         December 31, 2008(1)

-------------------------------------------------------------------------------------------------------------------------
   Name, Address(2),      Position(s)     Term of         Principal Occupation(s)           Number of           Other
        and Age            Held with    Office and              During Past               Portfolios in     Directorships
                             Fund        Length of                5 Years                  Fund Complex        held by
                                      Time Served(3)                                       Overseen by        Director
                                                                                             Director
-------------------------------------------------------------------------------------------------------------------------
Interested Directors/Officers:
-------------------------------------------------------------------------------------------------------------------------
 Robert Rickard,         Vice          Since 2007    Senior Vice President of RTAM,            N/A              N/A
 Age 39                  President                   LLC.  Associated with RTAM, LLC
                                                     since December 1991.  Mr. Rickard
                                                     is also Vice President of seven
                                                     other funds in the Reich & Tang
                                                     Fund Complex.
-------------------------------------------------------------------------------------------------------------------------
Vincent Sellecchia,      President     Since 1993    Managing Director of Reich & Tang         N/A              N/A
Age 56                                               Asset Management, LLC (RTAM, LLC)
                                                     since 1993.  Mr. Sellecchia is
                                                     also the Chief Investment Officer
                                                     and Chief Operating Officer of
                                                     the Delafield division of RTAM,
                                                     LLC and associated with RTAM, LLC
                                                     in an investment advisory
                                                     capacity since December 1991.
-------------------------------------------------------------------------------------------------------------------------

(1) The Statement of Additional Information includes additional information about Delafield Fund, Inc. (the "Fund") directors/officers and is available, without charge, upon request by calling the Fund's transfer agent at 800.221.3079.
(2) The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.
(3)  Each Director will hold office for an indefinite term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.
(4) J. Dennis Delafield is deemed an interested person of the Fund, due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment adviser.

This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.

Delafield Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Delafield Asset Management, a division of Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020

DELAFIELD
FUND
INCORPORATED
[GRAPHIC OMITTED]
Delafield Fund is distributed by Natixis Distributors, L.P. (member FINRA, SIPC) 399 Boylston Street, MA 02116

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4:    Principal Accountant Fees and Services


                                    FYE 12/31/2008             FYE 12/31/2007

4(a)     Audit Fees                 $34,500                     $30,500
4(b)     Audit Related Fees         $0                          $0
4(c)     Tax Fees                   $5,800                      $5,350
4(d)     All Other Fees             $0                          $0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $5,800 and $58,4750, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2008. $5,350 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended December 31, 2007.

Tax fees for the fiscal year-end December 31, 2008, includes fees billed for the preparation and review of tax returns. Tax fees for the fiscal year-end December 31, 2007, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Delafield Fund, Inc.
                                 /s/Christine Manna
By (Signature and Title)*______________________________________________________
                                    Christine Manna, Secretary

Date: March 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                             /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                 Michael P. Lydon, Principal Executive Officer

Date: March 5, 2009
                         /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: March 5, 2009

* Print the name and title of each signing officer under his or her signature.